Unsecured senior notes- Maturity schedule (Details) - Mar. 31, 2018 - Unsecured senior notes ¥ in Millions, $ in Millions	USD ($)	CNY (¥)
Long-term Debt, Fiscal Year Maturity [Abstract]
Between 1 to 2 years		¥ 14,123
Between 3 to 4 years		9,416
Thereafter		62,457
Total principal amount		85,996
Level 2
Long-term Debt, Fiscal Year Maturity [Abstract]
Fair value	$ 13,317	¥ 83,590